TRANSAMERICA PARTNERS FUNDS GROUP
TRANSAMERICA ASSET ALLOCATION FUNDS
and
TRANSAMERICA PARTNERS INSTITUTIONAL FUNDS GROUP
TRANSAMERICA INSTITUTIONAL ASSET ALLOCATION FUNDS

Supplement dated September 7, 2010 to the Prospectuses dated
May 1, 2010, as previously supplemented

* * *
Transamerica Partners Balanced
Transamerica Partners Institutional Balanced

The following replaces information in the Prospectuses under the section entitled “Management – Portfolio Managers” relating to Transamerica Partners Balanced and Transamerica Partners Institutional Balanced:

Investment Adviser:	Sub-Adviser:

Transamerica Asset Management, Inc.	BlackRock Financial Management, Inc.

Portfolio Managers:

Matthew Marra, Portfolio Manager since 2010
Eric Pellicciaro, Portfolio Manager since 2010
Rick Rieder, Portfolio Manager since 2010

Sub-Adviser:

J.P. Morgan Investment Management Inc.

Portfolio Managers:

Scott Blasdell, Portfolio Manager since 2010
Terance Chen, Portfolio Manager since 2010
Raffaele Zingone, Portfolio Manager since 2010

* * *
Transamerica Partners Core Bond
Transamerica Partners Institutional Core Bond

The following replaces certain information in the Prospectuses under the section entitled “Management – Portfolio Managers” relating to Transamerica Partners Core Bond and Transamerica Partners Institutional Core Bond:

Portfolio Managers:

Matthew Marra, Portfolio Manager since 2007
Eric Pellicciaro, Portfolio Manager since 2010
Rick Rieder, Portfolio Manager since 2010

* * *

Transamerica Partners Inflation-Protected Securities
Transamerica Partners Institutional Inflation-Protected Securities

The following replaces certain information in the Prospectuses under the section entitled “Management – Portfolio Managers” relating to Transamerica Partners Inflation-Protected Securities and Transamerica Partners Institutional Inflation-Protected Securities:

Portfolio Managers:

Martin Hegarty, Portfolio Manager since 2010
Stuart Spodek, Portfolio Manager since 2007
Brian Weinstein, Portfolio Manager since 2007

* * *

Transamerica Partners Balanced
Transamerica Partners Institutional Balanced

The following replaces the information in the Prospectuses under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to Transamerica Partners Balanced and Transamerica Partners Institutional Balanced:

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Matthew Marra/2010	Portfolio Manager	BlackRock	Managing Director
Eric Pellicciaro/2010	Portfolio Manager	BlackRock	Managing Director of BlackRock, Inc. since 2005; Head of the Global Rates Investment Team within BlackRock’s Fundamental Fixed Income Portfolio Management Group
Rick Rieder/2010	Portfolio Manager	BlackRock

Chief Investment Officer of Fixed Income, Fundamental Portfolios, and head of Corporate Credit and Multi-Sector and Mortgage Groups; Managing Director of BlackRock, Inc. since 2009; President and Chief Executive Officer of R3 Capital Partners from 2008 to 2009; Lehman Brothers from 1987 to 2008, most recently as head of Global Principal Strategies team and Credit Businesses

Scott Blasdell/2010	Portfolio Manager	JPMorgan	Portfolio Manager
Terance Chen/2010	Portfolio Manager	JPMorgan	Portfolio Manager
Raffaele Zingone/2010	Portfolio Manager	JPMorgan	Portfolio Manager

* * *

Transamerica Partners Core Bond
Transamerica Partners Institutional Core Bond

The following replaces the information in the Prospectuses under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to Transamerica Partners Core Bond and Transamerica Partners Institutional Core Bond:

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Matthew Marra/2007	Portfolio Manager	BlackRock	Managing Director
Eric Pellicciaro/2010	Portfolio Manager	BlackRock	Managing Director of BlackRock, Inc. since 2005; Head of the Global Rates Investment Team within BlackRock’s Fundamental Fixed Income Portfolio Management Group
Rick Rieder/2010	Portfolio Manager	BlackRock

Chief Investment Officer of Fixed Income, Fundamental Portfolios, and head of Corporate Credit and Multi-Sector and Mortgage Groups; Managing Director of BlackRock, Inc. since 2009; President and Chief Executive Officer of R3 Capital Partners from 2008 to 2009; Lehman Brothers from 1987 to 2008, most recently as head of Global Principal Strategies team and Credit Businesses

* * *

Transamerica Partners Inflation-Protected Securities
Transamerica Partners Institutional Inflation-Protected Securities

The following replaces the information in the Prospectuses under the section entitled “Shareholder Information – Portfolio Manager(s)” relating to Transamerica Partners Inflation-Protected Securities and Transamerica Partner Institutional Inflation-Protected Securities:

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Martin Hegarty/2010	Portfolio Manager	BlackRock	Managing Director of BlackRock, Inc. since 2010; co-head of BlackRock’s Global Inflation-Linked Portfolios since 2010; Director of Bank of America Merrill Lynch from 2005 to 2009
Stuart Spodek/2007	Portfolio Manager	BlackRock	Managing Director
Brian Weinstein/2007	Portfolio Manager	BlackRock	Managing Director

* * *

Investors Should Retain this Supplement for Future Reference